Average Annual Total Returns{- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 2-70 - Franklin Mutual Global Discovery VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	MSCI World Value Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI World Value Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI World Value Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(4.46%)	5.14%	6.27%	(1.16%)	[1]	7.14%	[1]	6.76%	[1]	16.50%	[1]	12.81%	[1]	10.48%	[1]

[1]

1. The MSCI World Value Index-NR (net of taxes on dividends) is replacing the MSCI World Index (gross of taxes on dividends) as the Fund’s benchmark. The investment manager believes the composition of the MSCI World Value Index-NR more accurately reflects the Fund’s current investment strategy and portfolio characteristics, and that the actual withholding rates for the Fund are closer to the assumptions of the MSCI World Value Index-NR (net of taxes on dividends) than the MSCI World Index (gross of taxes on dividends).